MFS® ALABAMA MUNICIPAL BOND FUND	MFS® NORTH CAROLINA MUNICIPAL BOND FUND
MFS® ARKANSAS MUNICIPAL BOND FUND	MFS® PENNSYLVANIA MUNICIPAL BOND FUND
MFS® CALIFORNIA MUNICIPAL BOND FUND	MFS® SOUTH CAROLINA MUNICIPAL BOND FUND
MFS® GEORGIA MUNICIPAL BOND FUND	MFS® TENNESSEE MUNICIPAL BOND FUND
MFS® MARYLAND MUNICIPAL BOND FUND	MFS® VIRGINIA MUNICIPAL BOND FUND
MFS® MASSACHUSETTS MUNICIPAL BOND FUND	MFS® WEST VIRGINIA MUNICIPAL BOND FUND
MFS® MISSISSIPPI MUNICIPAL BOND FUND	MFS® MUNICIPAL INCOME FUND
MFS® NEW YORK MUNICIPAL BOND FUND

The first paragraph of the sub-section entitled “Organization of the Fund” beneath the main heading “Management of the Fund” is restated in its entirety as follows:

Organization of the Fund

MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund, MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Tennessee Municipal Bond Fund, MFS Virginia Municipal Bond Fund, MFS West Virginia Municipal Bond Fund, and MFS Municipal Income Fund, each an open-end investment company, are series of MFS Municipal Series Trust, a Massachusetts business trust organized in 1984. MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Tennessee Municipal Bond Fund, MFS Virginia Municipal Bond Fund, and MFS Municipal Income Fund, are diversified Funds. MFS Mississippi Municipal Bond Fund and MFS West Virginia Municipal Bond Fund are non-diversified Funds.

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